Average Annual Total Returns		12 Months Ended	17 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	5.14%
ICE BofA 3-Month U.S. Treasury Bill Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.18%	4.48%
iShares Enhanced Short-Term Bond Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	4.42%
Performance Inception Date			Jul. 17, 2024
iShares Enhanced Short-Term Bond Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.89%	2.31%	[3]
Performance Inception Date	[3]		Jul. 17, 2024
iShares Enhanced Short-Term Bond Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	2.48%	[3]
Performance Inception Date	[3]		Jul. 17, 2024

[1]	The Bloomberg Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	ICE BofA 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.
[3]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.